Severance Indemnities and Pension Plans (Narrative) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 JPY (¥) fund	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Eligible age for lifetime annuity payments				65 months
Special lump-sum early termination benefits charged to operations for the fiscal year	¥ 14,089	¥ 19,116	¥ 16,888
Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Number of major fund types | fund	4
Domestic, Japan | Pension benefits and SIPs | Other debt securities and Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 2,615	¥ 2,355
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.07%	0.07%
Domestic, Japan | Pension benefits and SIPs | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of common stock issued by the MUFG Group included in plan assets	¥ 7,076	¥ 8,022
Percentage of fair value of common stock issued by the MUFG Group to total fair value of plan assets	0.20%	0.23%